Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member] | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member] | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%